Related Party Transactions (Additional Information) (Details) - USD ($) $ in Thousands	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Share repurchased, shares	5,400,000
Class of warrants repurchased	1,300,000	1,300,000
Repurchase of warrants or repurchase price	$ 2,600
Common stock purchase price	2,700
Warrant liability	$ 100	$ 326	$ 8,301